Leases - Summary of Detailed Information About Maturity Analysis Of Lease Payments (Detail) - IFRS 16 [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Undiscounted future cash flows - renewal options	$ 322	$ 599
Within one year
Statement [Line Items]
Undiscounted future cash flows - renewal options	5	4
Between one and two years
Statement [Line Items]
Undiscounted future cash flows - renewal options	4	5
Between two and three years
Statement [Line Items]
Undiscounted future cash flows - renewal options	6	6
Between three and four years
Statement [Line Items]
Undiscounted future cash flows - renewal options	6	8
Between four and five years
Statement [Line Items]
Undiscounted future cash flows - renewal options	5	8
After five years
Statement [Line Items]
Undiscounted future cash flows - renewal options	$ 296	$ 568